Debt (Details) $ / shares in Units, $ in Thousands																	1 Months Ended				12 Months Ended		36 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 18, 2021 USD ($)	Nov. 18, 2021 CNY (¥)	Nov. 05, 2021 USD ($)	Nov. 05, 2021 USD ($)	Oct. 18, 2021 USD ($)	Oct. 18, 2021 CNY (¥)	Oct. 12, 2021 CAD ($)	Jun. 21, 2021 USD ($)	Jun. 17, 2021 USD ($)	Jun. 10, 2021 USD ($) shares	Apr. 29, 2021 USD ($)	Apr. 29, 2021 CNY (¥)	Nov. 13, 2020	Oct. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CNY (¥)	May 10, 2021 USD ($)	Oct. 15, 2020 USD ($)	Oct. 15, 2020 CNY (¥)	Oct. 01, 2020 $ / shares shares	Nov. 13, 2019 USD ($)	Nov. 13, 2019 CNY (¥)	Dec. 03, 2018	Apr. 30, 2018 $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 shares	Jan. 31, 2015 USD ($)	Dec. 04, 2012 USD ($)
Debt (Details) [Line Items]
Outstanding amount	$ 7,912,000																				$ 7,912,000	$ 21,609,000
Repayment of debt																					17,543,000	4,183,000
Warrant liability											$ 74,408,000
Cash paid for interest																					1,234,000	1,476,000
Gain (loss) on extinguishment of debt																					304,000
Proceeds from issuance of debt obligations																					775,000	6,112,000
Short-term debt																						459,000
Common Warrant [Member]
Debt (Details) [Line Items]
Warrants issued (in Shares) | shares																																	3,388
Exercise price (in Dollars per share) | $ / shares																																	$ 35.42
Embry Convertible Subordinated Notes Payable [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																																					$ 3,500,000
Accrued interest											512,000											458,000															$ 107,000
Interest rate																																3.07%					0.93%
Carrying amount											3,607,000											3,496,000
Outstanding amount											$ 4,119,000											3,607,000
Embry Convertible Subordinated Notes Payable [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																																					$ 2,604,000
Second Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																																					1,003,000
First Convertible Subordinated Note [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																																					2,604,000
Embry Convertible Subordinated Notes Payable Two [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Principal amount																																					$ 1,003,000
PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Outstanding amount																						889,000
Debt Instrument Covenant Minimum Cash Balance																						2,300,000
Adjusted the borrowing limits																						2,000,000
Borrowing limit	20,000,000																				20,000,000	2,000,000
PacWest Term Loan and Revolving Line of Credit [Member] | Common Warrant [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Warrants issued (in Shares) | shares																																	3,388		3,388,000
Amended PacWest Term Loan And Revolving Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Borrowing limit				$ 20,000,000	$ 20,000,000
Trinity Term Loan [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Principal amount																		$ 12,000,000																$ 15,000,000
Interest rate																		10.75%																11.25%
Carrying amount															$ 11,325,000							11,335,000
Repayment of debt									$ 13,261,000
Lender fee									1,200,000									$ 474,000
Proceeds from issuance of long-term debt															$ 194,000
Percentage of prepayment fee																		4.00%
Percentage of principal																		1.00%
End-of-term fee																		$ 720,000
Monthly interest payment																	$ 108,000					141,000
Monthly loan payment																				$ 493,000
Percentage of effective interest rate																	15.80%
Repurchased face amount									12,000,000
Cash paid for interest									61,000
Gain (loss) on extinguishment of debt									$ 1,585,000
Unamortized discount	577,000																				577,000
Unamortized debt issuance costs	1,008,000																				1,008,000
Trinity Term Loan [Member] | Loans Payable [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Interest rate																		7.50%
Tropez Note [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Principal amount																$ 2,000,000
Interest rate																12.00%
Repayment of debt										$ 2,346,000
Debt term																12 months
Paycheck Protection Program Loan [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Principal amount																										$ 1,868,000
Accrued interest																										$ 21,000
Interest rate																			1.00%
Proceeds from issuance of long-term debt																			$ 1,868,000
Gain (loss) on extinguishment of debt																					$ 1,889,000
TeraXion Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Outstanding amount																								$ 8,976
Borrowing limit								$ 9,440
Monthly interest payment								$ 155
Outstanding amount	7,102,000
TeraXion Line Of Credit [Member] | Line of Credit [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Interest rate								0.25%
TeraXion Line Of Credit Used As Securitization [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Borrowing limit																								$ 7,000
TeraXion Line Of Credit Used As Securitization [Member] | Line of Credit [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Interest rate								0.25%
Class A Common Stock [Member]
Debt (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares											7,466,891
Class A Common Stock [Member] | Embry Convertible Subordinated Notes Payable [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Number of convertible equity instruments																					185,000
Class A Common Stock [Member] | PacWest Term Loan and Revolving Line of Credit [Member] | Common Warrant [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares											82,187,000
Class A Common Stock [Member] | Trinity Term Loan [Member] | Common Warrant [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares											196,346,000
Common Class C [Member] | Embry Convertible Subordinated Notes Payable Two [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Number of convertible equity instruments																					100,000
Common Class G [Member] | Trinity Term Loan [Member] | Common Warrant [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Warrants issued (in Shares) | shares																		1,844,000											1,844					6,250
Exercise price (in Dollars per share) | $ / shares																													$ 35.42				$ 35.42	$ 35.42
Warrant liability																		$ 405,000
Forecast [Member] | Subsequent Event [Member] | Trinity Term Loan [Member] | Loans Payable [Member]
Debt (Details) [Line Items]
Monthly loan payment																							$ 391,000
Loans Payable [Member] | Short Term Loan Agreement [Member]
Debt (Details) [Line Items]
Principal amount | ¥													¥ 4,000
Loans Payable [Member] | Short Term Loan Agreement [Member] | CITIC Group Corporation Ltd. [Member]
Debt (Details) [Line Items]
Principal amount																														$ 285,000	¥ 2,000,000
Interest rate																														4.785%	4.785%
Debt term														12 months
Loans Payable [Member] | Short Term Loan Agreement [Member] | Netherlands China Business Council [Member]
Debt (Details) [Line Items]
Principal amount																											$ 151,000	¥ 1,000,000
Interest rate						4.785%	4.785%																				4.785%	4.785%
Proceeds from issuance of debt obligations						$ 150,000	¥ 1,000,000					$ 155,000	¥ 1,000,000
Short-term debt | ¥																									¥ 2,000,000
Loans Payable [Member] | Short Term Loan Agreement [Member] | Bank of Nanjing [Member]
Debt (Details) [Line Items]
Interest rate		4.00%	4.00%
Proceeds from issuance of debt obligations		$ 453,000	¥ 3,000,000
Short-term debt	787,000																				$ 787,000				¥ 5,000,000
Loans Payable [Member] | TeraXion Short Term Loan [Member] | Canada Economic Development [Member]
Debt (Details) [Line Items]
Interest rate								8.00%
Short-term debt	23,000																				23,000
Secured Debt [Member] | PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Principal amount																																				$ 10,000,000
Interest rate																																				4.50%
Outstanding amount	0																				0	0
Secured Debt [Member] | PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member] | Prime Rate [Member]
Debt (Details) [Line Items]
Interest rate																																				1.00%
Revolving Credit Facility [Member] | PacWest Term Loan and Revolving Line of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Interest rate																																				4.25%
Outstanding amount	$ 0																				$ 0	1,675,000
Revolving Credit Facility [Member] | Amended PacWest Term Loan And Revolving Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Interest rate				2.10%	2.10%
Line Of Credit, Collateral, Percentage Of Outstanding Amount				102.50%
Revolving Credit Facility [Member] | PacWest Revolving Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) [Line Items]
Outstanding amount																						$ 1,675,000
Repayment of debt					$ 1,675,000